Risk Management (Details 10) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Gross outstanding claims	$ 413,052,855	$ 384,379,841
Gross unearned premiums	206,214,029	168,254,688
Insurance payables	53,543,737	33,034,146
Other liabilities	14,863,282	8,299,453
Deferred tax liabilities	346,824
Unearned commissions	8,909,989	8,010,384	$ 10,354,019	$ 8,292,099
Total liabilities	696,930,716	601,978,512
Less than 1 year [Member]
Disclosure of credit risk exposure [line items]
Gross outstanding claims	172,243,041	166,052,091
Gross unearned premiums	159,660,497	135,380,101
Insurance payables	53,543,737	33,034,146
Other liabilities	13,821,580	8,299,453
Deferred tax liabilities	346,824
Unearned commissions	7,531,178	7,030,172
Total liabilities	407,146,857	349,795,963
More than one year [Member]
Disclosure of credit risk exposure [line items]
Gross outstanding claims	240,809,814	218,327,750
Gross unearned premiums	46,553,532	32,874,587
Insurance payables
Other liabilities	1,041,702
Deferred tax liabilities
Unearned commissions	1,378,811	980,212
Total liabilities	$ 289,783,859	$ 252,182,549